UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    DOLPHIN LIMITED PARTNERSHIP I, L.P.
Address: 96 CUMMINGS POINT ROAD

         STAMFORD, CT  06902

13F File Number:  28-11247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      DONALD T. NETTER
Title:     SENIOR MANAGING DIRECTOR OF DOLPHIN HOLDINGS CORP.
Phone:     (203) 358-8000

Signature, Place, and Date of Signing:

     DONALD T. NETTER     STAMFORD, CT     February 13, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         2

Form13F Information Table Entry Total:     19

Form13F Information Table Value Total:     $22,006 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name


     28-11255                      DOLPHIN HOLDINGS CORP.
     28-11256                      DONALD T. NETTER

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACXIOM CORP                    COM              5125109       1084   133650          DEFINED 2              133650
CABLEVISION SYS CORP           CL A             12686C109     1417    84119          DEFINED 2               84119
CORNELL COMPANIES INC          COM              219141108     1865   100296          DEFINED 2              100296
DILLARDS INC                   CL A             254067101      199    50000          DEFINED 2               50000
GENENTECH INC                  COM              368710406     1658    20000          DEFINED 2               20000
HARRIS CORP                    COM              413875105     2393    62880          DEFINED 2               62880
HUNTSMAN CORP                  COM              447011107      168    48852          DEFINED 2               48852
I-MANY INC                     COM              44973Q103        4    16347          DEFINED 2               16347
INFOGROUP INC                  COM              45670G108     5261  1109838          DEFINED 2             1109838
JOHNSON OUTDOORS INC           CL A             479167108     1035   185800          DEFINED 2              185800
LANDRYS RESTAURANTS INC        COM              51508L103     1260   108650          DEFINED 2              108650
LEAR CORP                      COM              521865105      118    84000          DEFINED 2               84000
MULTIMEDIA GAMES INC           COM              625453105      710   298401          DEFINED 2              298401
POINT BLANK SOLUTIONS INC      COM              730529104      403   858250          DEFINED 2              858250
PROSHARES TR                   PSHS ULT SP500   74347R107      796    30294          DEFINED 2               30294
PROSHARES TR                   PSHS ULSHT SP500 74347R883      365     5147          DEFINED 2                5147
TITANIUM METALS CORP           COM              888339207      881   100000          DEFINED 2              100000
VALERO ENERGY CORP             CALL             91913Y900     1169    54000     C    DEFINED 2               54000
YAHOO INC                      COM              984332106     1220   100000          DEFINED 2              100000